Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting
5. Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.
The Group is organized in three operating and reportable segments, based on a brand perspective, as described below:
1.Zegna segment — Includes all activities related to the ZEGNA branded products, Textile and Third Party Brands product lines.
2.Thom Browne segment — Includes all activities related to the Thom Browne brand.
3.Tom Ford Fashion segment — Includes all activities related to the TOM FORD FASHION business.

Prior to the TFI Acquisition, which was completed on April 28, 2023, the Group was organized in two segments: the Zegna segment and the Thom Browne segment.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes plus financial income, financial expenses, foreign exchange losses and the result from investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of underlying operating activities, including, for one or all of the periods presented and as further described below, transaction costs related to acquisitions, severance indemnities and provisions for severance expenses, legal costs for trademark dispute, costs related to the Business Combination, net impairment of leased and owned store, special donations for social responsibility and net (income)/costs related to lease agreements.
Transactions between segments are executed on commercial terms that are normal in the respective markets and primarily relate to intersegment sales.
As a result of a change in the way the CODM and management view the business, starting with the year ended December 31, 2022, costs for certain central corporate functions that are not directly attributable to individual segments, and which were previously allocated to the Zegna segment, are presented separately as Corporate. These central corporate costs, which have increased significantly following the Company’s public listing in December 2021, primarily relate to the compensation of the Board of Directors and costs for functions that are managed centrally on behalf of the entire group, including group general counsel, central finance, internal audit, investor relations, insurance coverage for directors and officers, compliance and certain other centralized activities, including those related to being a public company, for which the costs are not allocated to the segments. This presentation reflects the information regularly reviewed by the CODM for the purposes of allocating resources and assessing the performance of the Group, and management believes this presentation more accurately reflects the underlying nature of such costs and the profitability of the individual segments. As a result, the related costs for the year ended December 31, 2021 have been reclassified from the Zegna segment to Corporate to conform to the current period presentation, resulting in an increase in the Zegna segment Adjusted EBIT compared to the amount previously reported for the year ended December 31, 2021.
As a result of organizational changes within the Group and changes in the information provided to the CODM for the purposes of making strategic decisions relating to the assessment of performance and the allocation of resources, revenues from Pelletteria Tizeta which were allocated to the Zegna segment in the Semi-Annual Report at and for the six month ended June 30, 2023, are now presented within the Tom Ford Fashion segment for the year ended December 31, 2023.
No measures of assets or liabilities by segment are reported to the CODM. Therefore, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2023, 2022 and 2021.

	For the year ended December 31, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,290,608	378,410	235,531	—	—	1,904,549
Inter-segment revenues	31,437	1,877	13	—	(33,327)	—
Revenues	1,322,045	380,287	235,544	—	(33,327)	1,904,549
Depreciation and amortization	(139,902)	(27,214)	(26,008)	(46)	—	(193,170)
Adjusted EBIT	193,466	58,969	(1,741)	(30,423)	(59)	220,212
Transaction costs related to acquisitions (1)						(6,001)
Severance indemnities and provisions for severance expenses (2)						(4,002)
Legal costs for trademark dispute (3)						(2,168)
Costs related to the Business Combination (4)						(2,140)
Net impairments of leased and owned stores (5)						(1,782)
Special donations for social responsibility (6)						(100)
Net income related to lease agreements (7)						4,129
Financial income						37,282
Financial expenses						(68,121)
Foreign exchange losses						(5,262)
Result from investments accounted for using the equity method						(2,953)
Profit before taxes						169,094
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(1)Relates to transaction costs of €6,001 thousand for consultancy and legal fees, primarily related to the TFI Acquisition and, to a lesser extent, the acquisition of the Thom Browne business in South Korea and the acquisition of a 25% interest in Norda. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to Corporate for €5,738 thousand and to the Thom Browne segment for €263 thousand.
(2)Relates to severance indemnities of €4,002 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to the Zegna segment for €1,166 thousand and to the Tom Ford Fashion segment for €2,836 thousand.
(3)Relates to legal costs of €2,168 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringe its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to the Thom Browne segment.
(4)Costs related to the Business Combination of €2,140 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €2,034 thousand and “cost of sales” for €106 thousand in the consolidated statement of profit and loss and relates to the Zegna segment for €1,066 thousand, to the Thom Browne segment for €98 thousand and to Corporate for €976 thousand.
(5)Net impairment of leased and owned stores includes (i) impairment of €915 thousand related to property, plant and equipment, (ii) impairment of €832 thousand related to right-of-use assets and (iii) impairment of €35 thousand, related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and are related to the Tom Ford Fashion segment for €910 thousand, to the Zegna segment for €855 thousand and to Thom Browne segment for €17 thousand.
(6)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to Corporate.
(7)Net income related to lease agreements of €4,129 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to the Zegna segment.

	For the year ended December 31, 2022
(€ thousands)	Zegna	Thom Browne	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,162,826	330,014	—	—	1,492,840
Inter-segment revenues	13,880	877	—	(14,757)	—
Revenues	1,176,706	330,891	—	(14,757)	1,492,840
Depreciation and amortization	(148,747)	(23,129)	(6)	—	(171,882)
Adjusted EBIT	141,513	48,077	(31,861)	—	157,729
Legal costs for trademark dispute (1)					(7,532)
Transaction costs related to acquisitions (2)					(2,289)
Severance indemnities and provisions for severance expenses (3)					(2,199)
Costs related to the Business Combination (4)					(2,137)
Net impairment of leased and owned stores (5)					(1,639)
Special donations for social responsibility (6)					(1,000)
Net income related to lease agreements (7)					6,844
Financial income					13,320
Financial expenses					(54,346)
Foreign exchange losses					(7,869)
Result from investments accounted for using the equity method					2,199
Profit before taxes					101,081
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(1)Relates to legal costs of €7,532 thousand in connection with a legal dispute between adidas and Thom Browne, primarily in relation to the use of trademarks. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to the Thom Browne segment.
(2)Relates to transaction costs of €2,289 thousand for consultancy and legal fees related to the TFI Acquisition. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to Corporate.
(3)Relates to severance indemnities of €2,199 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to the Zegna segment.
(4)Costs related to the Business Combination of €2,137 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €2,099 thousand and “cost of sales” for €38 thousand in the consolidated statement of profit and loss and relates to the Zegna segment for €1,101 thousand, to the Thom Browne segment for €98 thousand and to Corporate for €938 thousand. For additional information please refer to Note 37 — Share-based payments.
(5)Net impairment of leased and owned stores includes (i) impairment of €2,369 thousand related to right-of-use assets, (ii) reversals of impairment of €756 thousand related to property, plant and equipment and (iii) impairment of €26 thousand related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and are related to the Zegna segment for a net impairment of €819 thousand and to the Thom Browne segment for impairment of €820 thousand.
(6)Relates to a donation of €1,000 thousand to the United Nations High Commissioner for Refugees (UNHCR) to support initiatives related to the humanitarian emergency in Ukraine. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and is related to Corporate.
(7)Net income related to lease agreements relate entirely to the Zegna segment and recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and include (i) proceeds of €6,500 thousand received from new tenants in order for the Group to withdraw from existing lease agreements of commercial properties and (ii) €950 thousand for reversals of previously recognized provisions in respect of a legal claim related to a lease agreement in the United States, partially offset by (ii) €606 thousand for costs related to a sublease agreement in the United States.

	For the year ended December 31, 2021
(€ thousands)	Zegna	Thom Browne	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,029,005	263,397	—	—	1,292,402
Inter-segment revenues	6,170	669	—	(6,839)	—
Revenues	1,035,175	264,066	—	(6,839)	1,292,402
Depreciation and amortization	(137,500)	(17,173)	(2)	—	(154,675)
Adjusted EBIT	131,929	38,097	(20,911)	—	149,115
Costs related to the Business Combination (1)					(205,059)
Net costs related to lease agreements (2)					(15,512)
Severance indemnities and provisions for severance expenses (3)					(8,996)
Net impairment of leased and owned stores (4)					(8,692)
Other adjustments (5)					(4,884)
Financial income					45,889
Financial expenses					(43,823)
Foreign exchange gains					(7,791)
Result from investments accounted for using the equity method					2,794
Loss before taxes					(96,959)
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(1)Costs related to the Business Combination in 2021 include:
(a)€114,963 thousand relating to share-based payments for listing services recognized as the excess of the fair value of the Company ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, in accordance with IFRS 2.
(b)€37,906 thousand for the issuance of 5,031,250 the Company ordinary shares to the holders of IIAC class B shares to be held in escrow. The release of these shares from escrow is subject to achievement of certain targets within a seven-year period.
(c)€34,092 thousand for transaction costs related to the Business Combination incurred by the Group, including costs for bank services, legal advisors and other consultancy fees.
(d)€10,916 thousand for the Zegna family’s grant of a €1,500 special gift to each employee of the Group as result of the Company’s listing completed on December 20, 2021.
(e)€5,380 thousand relating to grant of performance share units, which each represent the right to receive one ordinary share of the Company, to the Group’s Chief Executive Officer, other directors of the Group, key executives with strategic responsibilities and other employees of the Group, all subject to certain vesting conditions. For additional information please refer to Note 37 — Share-based payments.
(f)€1,236 thousand related to the fair value of private warrants issued, pursuant to the Business Combination, to certain non-executive directors of the Group.
(g)€566 thousand related to the write-off of non-refundable prepaid premiums for directors’ and officers’ insurance.
These amounts are recorded within “selling, general and administrative expenses” for €200,961 thousand, within “cost of sales” for €4,086 thousand and “marketing expenses” for €12 thousand in the consolidated statement of profit and loss and are related to Corporate for €190,996 thousand, to the Zegna segment for €13,028 thousand and to the Thom Browne segment for €1,035 thousand.
(2)Net costs related to lease agreements in 2021 relate entirely to the Zegna segment and recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and include (i) €12,192 thousand of provisions relating to a lease agreement in the United States following an unfavorable legal claim judgment against the Group, (ii) €1,492 thousand of legal expenses related to a lease agreement in Italy and (iii) €1,829 thousand in accrued property taxes related to a lease agreement in the UK.
(3)Relates to severance indemnities incurred by the Zegna segment of €8,996 thousand and recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(4)Net impairment of leased and owned stores in 2021 includes impairment of (i) €6,486 thousand related to right-of-use assets, (ii) €2,167 thousand related to property, plant and equipment and (iii) €39 thousand related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and are related to the Zegna segment.
(5)Other adjustments for the year ended December 31, 2021 include €6,006 thousand related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in Agnona in January 2021, for which the Group was required to compensate the company in accordance with the terms of the related sale agreement, as well as €144 thousand relating to the write down of the Group’s remaining 30% stake in Agnona, both of which relate to Corporate, partially offset by other income generated by the Zegna segment of €1,266 thousand relating to the sale of rights to build or develop airspace above a building in the United States. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.

The following table summarizes non-current assets (other than financial instruments and deferred tax assets) by geography at December 31, 2023 and 2022.

	At December 31,
(€ thousands)	2023	2022
EMEA (1)	359,174	281,749
of which Italy	211,394	178,714
North America (2)	739,044	549,634
of which United States (3)	730,090	546,362
Latin America (4)	4,926	5,147
APAC (5)	181,455	143,673
of which Greater China Region	113,134	103,621
of which Japan	18,415	21,339
of which South Korea (6)	27,624	—
Total non-current assets (other than financial instruments and deferred tax assets)	1,284,599	980,203
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(1)EMEA includes Europe, the Middle East and Africa.
(2)North America includes the United States of America and Canada.
(3)Non-current assets in the United States at December 31, 2023 and 2022 included goodwill of €206,699 thousand and €214,141 thousand, respectively, and intangible assets with an indefinite useful life relating to the Thom Browne brand of €162,832 thousand and €168,694 thousand, respectively, which originated on acquisition of the Thom Browne Group in 2018. For additional information see Note 14 — Intangible assets.
(4)Latin America includes Mexico, Brazil and other Central and South American countries.
(5)APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(6)Non-current assets in South Korea at December 31, 2023 included goodwill of €24,003 thousand originated on acquisition of the Thom Browne business in South Korea in 2023. For additional information see Note 14 — Intangible assets

Non-current assets (other than financial instruments and deferred tax assets) in the Netherlands, the Company’s country of domicile, amounted to €1,328 thousand and €1,909 thousand at December 31, 2023 and 2022, respectively.